FAIR VALUE OF FINANCIAL INSTRUMENTS - Carrying and Fair Values of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets, carrying value	$ 28,251	$ 27,179
Financial assets, at fair value	28,251	27,179
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	161,958	146,083
Financial liabilities, at fair value	164,687	147,180
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	7,060	6,409
Financial liabilities, at fair value	7,662	6,467
Property-specific borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	117,146	103,209
Financial liabilities, at fair value	119,085	104,291
Subsidiary borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	6,225	8,600
Financial liabilities, at fair value	6,413	8,557
Property-specific borrowings and subsidiary borrowings [Member]
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	123,371	111,809
Financial liabilities, at fair value	125,498	112,848
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	27,423	23,989
Financial liabilities, at fair value	27,423	23,989
Subsidiary equity obligations
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	4,104	3,876
Financial liabilities, at fair value	4,104	3,876
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets, carrying value	7,447	8,390
Financial assets, at fair value	7,447	8,390
Other financial assets
Disclosure of financial assets [line items]
Financial assets, carrying value	7,507	6,227
Financial assets, at fair value	7,507	6,227
Government bonds
Disclosure of financial assets [line items]
Financial assets, carrying value	51	88
Financial assets, at fair value	51	88
Corporate bonds
Disclosure of financial assets [line items]
Financial assets, carrying value	1,671	905
Financial assets, at fair value	1,671	905
Fixed income securities and other
Disclosure of financial assets [line items]
Financial assets, carrying value	963	1,037
Financial assets, at fair value	963	1,037
Common shares and warrants
Disclosure of financial assets [line items]
Financial assets, carrying value	3,306	2,379
Financial assets, at fair value	3,306	2,379
Loans and notes receivables
Disclosure of financial assets [line items]
Financial assets, carrying value	1,516	1,818
Financial assets, at fair value	1,516	1,818
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets, carrying value	13,297	12,562
Financial assets, at fair value	$ 13,297	$ 12,562